SEGMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENTS

NOTE 17 – SEGMENTS

The Company has two reportable segments:

●	Beverages. Includes three types of beverage products: (i) hemp-infused energy drinks, (ii) CBD-infused energy water, and (iii) CBD-infused high-alkaline water, as well as apparel with the Kona Gold logo. The Beverages Segment includes all of Kona’s and HighDrate’s operations. The Company considers this a single operating segment for purposes of presenting financial information and evaluating performance. As such, the accompanying Consolidated Financial Statements present financial information in a format that is consistent with the internal financial information used by management. The Company does not accumulate revenues by product classification and, therefore, it is impractical to present such information.

●	Distribution. Includes the distribution of premium beverages and snacks in key markets. These markets include over 300 accounts in grocery stores, convenience stores, smoke shops, vape shops, and specialty stores located in Florida and South Carolina. In addition to distributing the Company’s own beverage products, the Company also distributes other products, including alkaline waters, beverages for kids, energy drinks, fruit flavored sodas, low-carb lemonade, healthy aloe juice drinks, and CBD-infused jellybeans, all of which complement the Company’s current product offerings. The Distribution Segment includes all of Gold Leaf’s operations.

Amounts that do not relate to a reportable segment have been allocated to “Corporate and Eliminations.”

The following tables present information about our reportable segments.

	September 30, 2020	December 31, 2019
CURRENT ASSETS:
Beverages Segment	$890,528	$800,378
Distribution Segment	(69,915)	44,809
Corporate and eliminations	(23,702)	(40,630)
Total Current Assets	$796,911	$804,557

NON-CURRENT ASSETS:
Beverages Segment	$800,737	$514,312
Distribution Segment	84,655	40,356
Corporate and eliminations	8,711	10,205
Total Non-Current Assets	$894,103	$564,873

CURRENT LIABILITIES:
Beverages Segment	$1,565,581	$1,356,599
Distribution Segment	92,624	61,027
Corporate and eliminations	852,358	98,020
Total Current Liabilities	$2,510,563	$1,515,646

NON-CURRENT LIABILITIES:
Beverages Segment	$2,385,723	$1,685,260
Distribution Segment	196,850	159,500
Corporate and eliminations	-	-
Total Non-Current Liabilities	$2,582,573	$1,844,760

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
REVENUES, NET OF SALES RETURNS AND ALLOWANCES:
Beverages Segment	$245,918	$466,245	$613,016	$1,517,586
Distribution Segment	108,719	23,578	228,881	40,133
Corporate and Eliminations	(41,928)	(12,684)	(100,085)	(18,390)
Total Revenues, Net of Sales Returns and Allowances	$312,709	$477,139	$741,812	$1,539,329

COST OF REVENUES:
Beverages Segment	$160,289	383,554	417,159	1,160,574
Distribution Segment	83,912	20,086	173,638	33,600
Corporate and Eliminations	(22,090)	(12,684)	(67,023)	(18,390)
Total Cost of Revenues	$222,111	$390,956	$523,774	$1,175,784

OPERATING EXPENSES:
Beverages Segment	$339,688	$968,276	$1,380,612	$1,651,688
Distribution Segment	70,385	18,024	198,547	40,439
Corporate and Eliminations	90,160	59,089	260,845	26,255
Total Operating Expenses	$500,233	$1,045,389	$1,840,004	$1,718,382

OTHER INCOME / (EXPENSE):
Beverages Segment	$(19,455)	$-	$(35,887)	$-
Distribution Segment	(1,173)	-	3,932	-
Corporate and Eliminations	(79,178)	-	(517,371)	-
Total Other Income / (Expense)	$(99,806)	$-	$(549,326)	$-

NET LOSS:
Beverages Segment	$(273,514)	$(885,585)	$(1,220,642)	$(1,294,676)
Distribution Segment	(46,751)	(14,532)	(139,372)	(33,906)
Corporate and Eliminations	(189,176)	(59,089)	(811,278)	(26,255)
Total Net Loss	$(509,441)	$(959,206)	$(2,171,292)	$(1,354,837)

NOTE 16 – SEGMENTS

The Company has two reportable segments:

●	Beverages. Includes three types of beverage products: (i) hemp-infused energy drinks, (ii) CBD-infused energy water, and (iii) CBD-infused high-alkaline water, as well as apparel with the Kona Gold logo. The Beverages Segment includes all of Kona’s and HighDrate’s operations. The Company considers this a single operating segment for purposes of presenting financial information and evaluating performance. As such, the accompanying Consolidated Financial Statements present financial information in a format that is consistent with the internal financial information used by management. The Company does not accumulate revenues by product classification and, therefore, it is impractical to present such information.

●	Distribution. Includes the distribution of premium beverages and snacks in key markets. These markets include over 300 accounts in grocery stores, convenience stores, smoke shops, vape shops, and specialty stores located in Florida and South Carolina. In addition to distributing the Company’s own beverage products, the Company also distributes other products, including alkaline waters, beverages for kids, energy drinks, fruit flavored sodas, low-carb lemonade, healthy aloe juice drinks, and CBD-infused jellybeans, all of which complement the Company’s current product offerings. The Distribution Segment includes all of Gold Leaf’s operations.

Amounts that do not relate to a reportable segment have been allocated to “Corporate and Eliminations.”

The following tables present information about the Company’s reportable segments.

	December 31, 2019	December 31, 2018

CURRENT ASSETS:
Beverages Segment	$800,378	$154,231
Distribution Segment	44,809	-
Corporate and Eliminations	(40,630)	-
Total Current Assets	$804,557	$154,231

NON-CURRENT ASSETS:
Beverages Segment	$514,312	$33,277
Distribution Segment	40,356	-
Corporate and eliminations	10,205	319
Total Non-Current Assets	$564,873	$33,596

CURRENT LIABILITIES:
Beverages Segment	$1,356,599	$1,218,402
Distribution Segment	61,027	-
Corporate and eliminations	98,020	12,000
Total Current Liabilities	$1,515,646	$1,230,402

NON-CURRENT LIABILITIES:
Beverages Segment	$1,685,260	$157,970
Distribution Segment	159,500	-
Corporate and eliminations	-	-
Total Non-Current Liabilities	$1,844,760	$157,970

	December 31,
	2019	2018
REVENUES, NET OF SALES RETURNS AND ALLOWANCES:
Beverages Segment	$1,635,669	$154,002
Distribution Segment	83,051	-
Corporate and Eliminations	(87,067)	-
Total Revenues, Net of Sales Returns and Allowances	$1,631,653	$154,002

COST OF REVENUES:
Beverages Segment	$1,333,135	$126,674
Distribution Segment	68,012	-
Corporate and Eliminations	(87,067)	-
Total Cost of Revenues	$1,314,080	$126,674

OPERATING EXPENSES:
Beverages Segment	$1,878,034	$336,406
Distribution Segment	150,401	-
Corporate and Eliminations	1,560,173	47,114
Total Operating Expenses	$3,588,608	$383,520

OTHER INCOME / (EXPENSE):
Beverages Segment	$-	$(403)
Distribution Segment	-	-
Corporate and Eliminations	1,483,366	-
Total Other Income / (Expense)	$1,483,366	$(403)

NET LOSS:
Beverages Segment	$(1,575,500)	$(309,481)
Distribution Segment	(135,362)	-
Corporate and Eliminations	(76,807)	(47,114)
Total Net Loss	$1,787,669	$356,595